S000001146 [Member] Annual Fund Operating Expenses - TCW METWEST LOW DURATION BOND FUND	Mar. 31, 2025
CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.43%
CLASS M
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.19%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.63%
Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.19%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.71%